Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill, Impaired [Abstract]
Schedule of Goodwill
	As of December 31,
	2025	2024
	In thousands of USD
Bondly HK (Note 15)	$4,454	$4,454
Less: impairment	(3,663)	-
Total	$791	$4,454

Schedule of Goodwill, Net
	For the Years Ended December 31,
	2025	2024
	In thousands of USD
Balance as of December 31,	$4,454	$-
Acquisitions (Note 15)	-	4,454
Impairment	(3,663)	-
Goodwill	$791	$4,454